Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt [Abstract]
Debt

Note 4 - Debt

Promissory Notes Payable

In 2014 and 2016, the Company issued two promissory notes in the total principal amount of $70,000; a $40,000 Note issued Dec 19, 2014; and, a $30,000 Note issued on March 29, 2016. Each note had a one-year maturity date; was governed by California law; bears interest at 10% per annum; and, requires notice from the holder in order for the respective Note to be in default. The holder of each Note has failed to provide a notice of default under either Note. Further, enforceability of each Note is uncertain as California law has a 6-year statute of limitations (commences on the maturity date) to initiate a collection action on a note. At September 30, 2023 and December 31, 2022, neither of the Notes was in default, and the balance outstanding was $70,000.

During the year ended December 31, 2016, the Company issued two additional unsecured promissory notes and borrowed an aggregate amount of $80,000. $30,000 is represented by a note issued on Sept 23, 2016. This note had a one-year maturity date; was governed by California law; bears interest at 10% per annum; and, requires notice from the holder in order to be in default. The holder of this Note has failed to provide a notice of default. Further, enforceability of this Note is uncertain as California law has a 6-year statute of limitations (commences on the maturity date) to initiate a collection action on a note. At September 30, 2023 and December 31, 2022, this Note was not in default, and the balance outstanding was $30,000. $50,000 is represented by a note issued on Nov 20, 2016. During the year ended December 31, 2022, total principal and accrued interest in the amount of $50,000 of principal and $27,972 of interest were converted into a $95,088 convertible note dated September 23, 2022. The replacement note was converted in shares of our common stock during the quarter ended December 31, 2022. As of September 30, 2023 and December 31, 2022, the original $50,000 note was no longer issued and outstanding.

Accrued interest at September 30, 2023 and December 31, 2022 on these notes totaled $128,414 and $131,414, respectively.

During the year ended December 31, 2022, the Company entered into 5 promissory note agreements in the aggregate amount of $250,000, of which $175,000 with the related parties. The notes have a 1-year term, bear interest of 7% and 9% if paid in cash. During the nine months ended September 30, 2023, due dates of 4 promissory notes were extended for 7 – 9 months, of which 3 notes with related parties for $175,000. A total of 1,010,402 shares of common stock were issued to related party in connection with the agreement of the holder to extend the maturity date of a $100,000 note. The outstanding principal balance was $250,000 as of September 30, 2023. Accrued interest at September 30, 2023 and December 31, 2022 on these notes totaled $21,388 and $7,513, respectively.

During the nine months ended September 30, 2023, the Company entered into short-term promissory note agreement in the amount of $125,000. The note has a discount of $25,000. A total of 8,500,000 shares of common stock were issued as additional consideration for the issuance of the note evidencing the loan.

During the nine months ended September 30, 2023, $7,008 in principal and $60,976 in interest were forgiven by noteholders.

Convertible Notes Payable and Convertible Notes Payable – Related Party

In February 2023, the Company entered into a convertible promissory note agreement in the amount of $25,000 with a related party. The note has a 1 year term, bears interest of 9%, and has a conversion price equal to the lesser of (1) the most recent issuance price; or, (2) closing price for the common stock on the maturity date. The outstanding principal balance was $25,000 as of September 30, 2023. Accrued interest as of September 30, 2023 was $1,319.

During the nine months ended September 30, 2023, the Company entered into Note Purchase Agreements with seven investors not affiliated with the Company (the “Purchasers”) pursuant to which the Purchasers purchased from the Company convertible notes (the “Convertible Notes”) with an aggregate principal amount of $2,000,000. A total of 20,171,633 shares of common stock were issued according to the note agreements or as additional consideration for the issuance of the notes. The outstanding principal and accrued interest balances at September 30, 2023 were $2,000,000 and $61,646, respectively.

The Convertible Notes provide for a maturity of 12-months; 7.5% interest per annum; and, no right to prepay during the first 6-months after the date of issuance (the “Issuance Date”). The Convertible Notes are convertible into shares of common stock of the Company (the “Conversion Shares”) as follows:

(a) The Convertible Notes automatically convert into Conversion Shares upon the shares of the Company’s common stock being listed on a higher exchange due to the (i) pricing and funding of an S-1 registration statement; or, (ii) the closing of a transaction resulting in the uplist (either, a “Triggering Transaction”). The conversion price for the Conversion Shares in an automatic conversion shall be equal to:

(1) 75% of the price under the Triggering Transaction if within 120-days of the Issuance Date;

(2) 70% of the price under the Triggering Transaction if within 121 to 150-days of the Issuance Date;

(3) 65% of the price under the Triggering Transaction if more than 150-days of the Issuance Date.

(b) The Purchasers have the right to convert into Conversion Shares, in whole or in part, at any time after 180-days following the Issuance Date. The conversion price for the Conversion Shares in a voluntary conversion shall be equal to 65% of the volume weighted average price for the Company’s common stock during the 20-consecutive trading days preceding the conversion.

Scheduled maturities of debt remaining as of September 30, 2023 for each respective fiscal year end are as follows:

2023	$198,939
2024	2,211,185
Total	$2,410,124

The following table reconciles, for the nine months ended September 30, 2023 and 2022, the beginning and ending balances for financial instruments related to the embedded conversion features that are recognized at fair value in the consolidated financial statements.

	Nine months ended
	September 30, 2023		September 30, 2022
Balance of embedded derivative at the beginning of the period	$		$211,345
Change in fair value of conversion features			(211,345)
Balance of embedded derivatives at the end of the period		$-	$-

Note 4 - Debt

Senior Convertible Notes

During the year ended December 31, 2018, a Senior Convertible Note in the aggregate principal amount of $310,000 and a maturity date of December 31, 2018 payable to Cobrador Multi-Strategy Partners, LP (“Cobrador 1”), was extended until December 31, 2019. The Company also extended the expiration dates of Series A Warrants issued in connection with Cobrador 1 by one year. The fair value of the Series A Warrants did not materially change due to the extension. During the year ended December 31, 2020, principal and accrued interest in the amount of $55,788 were converted into 14,760,086 shares of common stock. The carrying value as of December 31, 2020 was $268,900. During the year ended December 31, 2021, total principal of $218,900 and accrued interest in the amount of $153,686 were converted into 98,024,360 shares of common stock resulting in carrying value of $50,000 as of December 31, 2021. During the year ended December 31, 2022, total principal of $50,000 and accrued interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

On December 31, 2016, the Company issued a Senior Convertible Note in the face amount of $108,804 to Cobrador (“Cobrador 2”) in settlement of previously accrued interest, additional interest, fees and penalties. The additional interest, fees and penalties was $72,734 and this amount was charged to operations as debt discount amortization during the year ended December 31, 2016. The Senior Convertible Note was extended during the year ended December 31, 2018 and was due on December 31, 2019. It is convertible into shares of common stock at a conversion price $0.05 per share and bears interest at 7% per annum. The Company determined that Cobrador 2 had a beneficial conversion feature based on the difference between the conversion price and the market price on the date of issuance and allocated $87,043 as debt discount representing the beneficial conversion feature which was fully amortized at December 31, 2017. As of December 31, 2020 the carrying value was $108,804. During the year ended December 31, 2021, total principal in the amount of $88,000 was converted into 23,157,894 shares of common stock resulting in carrying value of $20,804 as of December 31, 2021. During the year ended December 31, 2022, total principal and accrued interest in the amount of $20,804 of principal and $79,923 of interest were converted into 26,507,105 shares of common stock resulting in carrying value of $0 as of December 31, 2022.

During December 2017, the Company issued a Senior Convertible Note in the amount of $25,000 to Cobrador. The note bears interest at 7%, was due in December 2019, and is convertible into common shares at a conversion price of $0.05 per share. In addition, in conjunction with this note, the Company issued 500,000 warrants to purchase common shares at $0.05 with a contractual term of 5 years. The estimated value of the warrants was determined to be $1,421 and was recorded as interest expense during 2017 and a warrant liability due to the down round provision in the note agreement. The outstanding principal balance was $25,000 as of December 31, 2021. During the year ended December 31, 2022, total principal of $25,000 and accrued interest in the amount of $8,313 were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

Promissory Notes Payable

During 2014, the Company issued an unsecured promissory note to a former employee of U-Vend Canada. The original amount of this note was $10,512 has a term of 3 years and accrues interest at 17% per annum. The total principal of $6,235 was settled during the year ended December 31, 2022, resulting in balances of $0 and $6,235 as of December 31, 2022 and 2021, respectively.

Starting in 2015, the Company entered into a series of promissory notes from the same lender. All of the notes bear interest at a rate of 19% per annum and are payable together with interest over a period of six (6) months from the date of borrowing. As of December 31, 2015, note balance was $11,083. In 2016, the Company borrowed $76,500 and repaid $63,497. The balance outstanding on these notes was $24,116 at December 31, 2016. In 2017, the Company borrowed $36,400 and repaid $44,449. The balance outstanding on these notes was $16,067 at December 31, 2017. In 2018, the Company borrowed $143,908 and repaid $125,931. The balance outstanding on these notes was $34,044 at December 31, 2018. During the year ended December 31, 2019, the Company borrowed additional $38,325 and recorded additional original discount in the amount of $3,325 associated with the new borrowing. During the year ended December 31, 2019, the Company repaid $46,584 in principal and fully amortized $3,325 of debt discount. As of December 31, 2021, the balance outstanding on these notes was $25,784, which was settled during the year ended December 31, 2022, resulting in a $0 balance.

In June 2016, the Company issued a promissory note in the principal amount of $77,008. The promissory note bears interest at 10% per annum, with a provision for an increase in the interest rate upon an event of default, due on December 31, 2019. As of December 31, 2022 and 2021, the note was in default, and the balance outstanding was $77,008.

During the year ended December 31, 2016, the Company issued two unsecured promissory notes and borrowed an aggregate amount of $80,000. The promissory notes bear interest at 10% per annum, with a provision for an increase in the interest rate upon an event of default as defined therein and were due at various due dates in May and September 2017. The due dates of both notes were extended to December 31, 2019. As of December 31, 2021, the balance outstanding on these notes was $80,000. During the year ended December 31, 2022, total principal and accrued interest in the amount of $50,000 of principal and $27,972 of interest were converted into a $95,088 convertible note resulting in carrying value of $30,000 as of December 31, 2022.

In December 2017, the Company issued promissory notes in the aggregate principal balance of $28,000 to Cobrador. The notes accrue interest at 7% and have a two-year term. As of December 31, 2021, the balance outstanding on these notes was $28,000. During the year ended December 31, 2022, total principal and accrued interest in the amount of $28,000 of principal and $9,310 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

On April 13, 2018, the Company issued a promissory note in the principal amount of $115,000. This note bears interest at the rate of 7% per annum, due on December 31, 2019. In 2019, the Company borrowed an additional $25,000 and repaid $60,000. The balance outstanding on this note as of December 31, 2021, was $80,000. During the year ended December 31, 2022, total principal and accrued interest in the amount of $80,000 of principal and $25,798 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

On November 19, 2018, the Company issued a promissory note in the principal amount of $124,000 with net proceeds of $112,840. This note matures in 64 weeks. The Company recorded $11,160 to debt discount. During the year ended December 31, 2018, the Company repaid $9,784 in principal and amortized $872 of debt discount resulting in an unamortized debt discount of $10,288 and carrying value of $103,928 at December 31, 2018. During the year ended December 31, 2019, the Company repaid $48,154 in principal and amortized $9,744 of debt discount resulting in an unamortized debt discount of $544 and carrying value of $65,518 at December 31, 2019. During the year ended December 31, 2020, the Company repaid $15,000 in principal and fully amortized $544 of debt discount. As of December 31, 2020, the balance outstanding on this note was $51,062. During the year ended December 31, 2021, the Company fully repaid $25,000 in principal, remaining balance of the amount owed was released and recorded as a settlement of liability. As of December 31, 2022 and December 31, 2021, the balance outstanding on this note was $0.

During the year ended December 31, 2019, the Company issued two promissory notes in the aggregate principal amount of $135,000, bearing interest of 7% and mature on August 31, 2019. As of December 31, 2021, the balance outstanding on these notes was $135,000. During the year ended December 31, 2022, total principal and accrued interest in the amount of $135,000 of principal and $33,163 of interest were converted into a $161,261 convertible note and into 4,124,050 shares of common stock resulting in carrying value of $0 as of December 31, 2022.

On March 5, 2019, the Company issued a non-equity linked promissory note for $100,000 to an investor with an annual 10% rate of interest and a one (1) year maturity. This investor also received a warrant for 500,000 shares at a strike price of $0.07 per share with a five (5) year maturity. The fair value of warrant was not material. As of December 31, 2019, the outstanding balance was $100,000. On December 23, 2020, total principal and accrued interest in the amount of $118,250 were converted into a new promissory note in the principal amount of $118,250 with an annual 10% rate of interest and mature on January 15, 2022. As of December 31, 2021, the notes were in default and the outstanding balance was $118,250. During the year ended December 31, 2022, total principal and accrued interest in the amount of $118,250 of principal and $20,957 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

As of December 31, 2022, the above promissory notes were in default with an interest rate increased by 2% over the original interest rate.

During the year ended December 31, 2022, the Company entered into 5 promissory note agreements in the aggregate amount of $250,000. The notes have a 1 year term, bear interest of 7% and 9% if paid in cash. The outstanding principal balance was $250,000 as of December 31, 2022.

Convertible Notes Payable

2014 Stock Purchase Agreement

In 2014 and 2015 the Company entered into the 2014 Securities Purchase Agreement (the “2014 SPA”) pursuant to which it issued eight (8) convertible notes in the aggregate face amount of $146,000 due at various dates between August 2015 and March 2016. The principal on these notes is due at the holder’s option in cash or common shares at a conversion rate of $0.30 per share. In connection with these borrowings the Company granted a total of 360,002 warrants with an exercise price of $0.35 per share and a 5 year contractual term. The warrants issued have a down round provision and as a result are classified as a liability in the accompanying consolidated balance sheets. Pursuant to the down round provision, the exercise price of the warrants was reduced to $0.22 at December 31, 2016. During 2017 the Company repaid one of the notes in the amount of $50,000. On May 1, 2018, the Company granted 1,000,000 warrants with an exercise price of $0.15 per share and a 5 year contractual term, valued at $2,841, which was recorded as debt discount. As of December 31, 2020, outstanding balance of these notes was $121,000. During the year ended December 31, 2021, one of the notes in the principal amount of $25,000 and accrued interest in the amount of $30,387 was converted into 14,575,645 shares of common stock resulting in carrying value of $96,000 as of December 31, 2021. During the year ended December 31, 2022, total principal and accrued interest in the amount of $96,000 of principal and $63,342 of interest were converted into 76,627,004 shares of common stock resulting in carrying value of $0 as of December 31, 2022.

The Company and Cobrador held three of the convertible notes in the aggregate face amount of $45,000 and agreed to extend the repayment date to November 17, 2020. The Company agreed to a revised conversion price of $0.05 per share and a revised warrant exercise price of $0.07 per share. As of December 31, 2021, outstanding balance of these notes was $45,000. During the year ended December 31, 2022, total principal and accrued interest in the amount of $45,000 of principal and $34,135 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

2015 Stock Purchase Agreement

During the year ended December 31, 2015, the Company issued eleven subordinated convertible notes bearing interest at 9.5% per annum with an aggregate principal balance of $441,000 pursuant to the 2015 Stock Purchase Agreement (the “2015 SPA”). The notes were due in December 2017 and are payable at the noteholder’s option in cash or common shares at a conversion rate of $0.30 per share. The conversion rate was later revised to $0.05 due to down round provisions contained in the 2015 SPA, and the due date was extended to November 17, 2020. In connection with these borrowings, the Company issued a warrant to purchase 735,002 shares of the Company’s common stock at an exercise price of $0.40 per share and a 5 year contractual term. The exercise price was later revised to $0.22 per share pursuant to the down round provisions in the 2015 SPA. The Company allocated $8,113 of proceeds received to debt discount based on the computed fair value of the convertible notes and warrants issued. During the year ended December 31, 2016, the noteholder converted one note in the face amount of $35,000 into 700,000 shares of common stock. During the year ended December 31, 2021, principal in the amount of $100,000 and accrued interest in the amount of $138,245 were converted into 62,696,053 shares of common stock resulting in carrying value of $306,000 as of December 31, 2021. During the year ended December 31, 2022, total principal and accrued interest in the amount of $306,000 of principal and $214,188 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

2016 Stock Purchase Agreement

On September 30, 2016, the Company entered into the 2016 Stock Purchase Agreement (the “2016 SPA”) pursuant to which it issued four convertible notes in the aggregate principal amount of $684,589. The 2016 SPA notes were due in November 2020 and bear interest at 9.5% per annum. The notes are convertible into shares of common stock at a conversion price of $0.17 per share. With these notes, the Company satisfied its obligations for: previously issued promissory notes of $549,000, accrued interest of $38,615, lease principal installments of $47,466, previously accrued registration rights penalties of $22,156, due to a former officer of $81,250, and additional interest, expenses, fine and penalties of $23,110. The Company charged additional interest, expenses, fines and penalties $23,110 to operations as amortization of debt discount and deferred financing costs during the year ended December 31, 2016.

In connection with the 2016 SPA, the Company granted a total of 2,239,900 warrants with an exercise price of $0.30 per share which was later revised to $0.05 per share due to down round provisions, with a 5 year contractual life. The Company allocated $19,242 to debt discount based on the computed fair value of the convertible notes and warrants issued and classified the debt discount is as a warrant liability due to the down round provision in the warrants.

On July 11, 2019, $85,000 in principal were converted into 1,700,000 shares of common stock.

As of December 31, 2021, the 2016 SPA had a carrying value of $599,589. During the year ended December 31, 2022, total principal and accrued interest in the amount of $599,589 of principal and $392,405 of interest were partially exchanged into new convertible note and partially converted into 85,502,658 shares of common stock resulting in carrying value of $0 as of December 31, 2022.

During the year ended December 31, 2016, the Company issued four convertible notes (the “Cobrador 2016 Notes”) in the aggregate principal amount of $115,000. The Cobrador 2016 Notes have a 2 year term, bear interest at 9.5% per annum, and are convertible into shares of common stock at a conversion price of $0.17 per share. The conversion price was subsequently revised to $0.05 per the down round provisions and the maturity date was extended to September 26, 2021. In connection with the Cobrador 2016 Notes, the Company granted a total of 338,235 warrants with an exercise price of $0.30 per share which was subsequently revised to $0.05 per share due to down round provisions with a 5 year contractual term. The Company allocated $1,994 to debt discount based on the computed fair value of the convertible notes and warrants issued and classified the debt discount as a warrant liability due to the down round provision in the warrants. During the year ended December 31, 2019, $20,000 was converted into 400,000 shares. As of December 31, 2021, the Cobrador 2016 Notes had a carrying value of $95,000. During the year ended December 31, 2022, total principal and accrued interest in the amount of $95,000 of principal and $55,092 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

During the fourth quarter of 2016, the Company issued three additional convertible notes in the aggregate principal amount of $250,000. The notes have a 2 year term, bear interest at 9.5% per annum and are convertible into shares of common stock at a conversion price of $0.05 per share. In connection with these borrowings, the Company granted warrants to purchase 5,000,000 shares of common stock with an exercise price of $0.07 per share. The Company allocated $27,585 to debt discount based on the computed fair value of the convertible notes and warrants issued, and the debt discount is classified as a warrant liability due to the down round provision in the warrants. As of December 31, 2020, the carrying value of the notes was $250,000. During the year ended December 31, 2021, principal in the amount of $47,000 was converted into 12,368,421 shares of common stock resulting in carrying value of $203,000 as of December 31, 2021. During the year ended December 31, 2022, principal and accrued interest in the amount of $28,000 of principal and $60,473 of interest were converted into 23,282,260 shares   of common stock, principal and accrued interest in the amount of $175,000 of principal and $97,277 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

2017 Financings

During the year ended December 31, 2017, the Company entered into 19 separate convertible notes agreements (the “2017 Convertible Notes)” in the aggregate principal amount of $923,882. The 2017 Convertible Notes each have a 2 year term, bear interest at 9.5%, and are convertible into shares of common stock at a conversion price of $0.05 per share. In connection with the 2017 Convertible Notes, the Company issued a total of 16,537,926 warrants with an exercise price of $0.07 per share with a 5 year term. The Company allocated $59,403 to a debt discount based on the computed fair value of the convertible notes and warrants issued and classified the debt discount as a warrant liability due to the down round provision in the warrants. During the year ended December 31, 2018, the Company amortized $31,940 of debt discount resulting in unamortized debt discount of $13,278 and carrying value of $910,608 at December 31, 2018. During the year ended December 31, 2019, the Company fully amortized remaining $13,278 of debt discount. As of December 31, 2021, the carrying value of the notes was $924,282. During the year ended December 31, 2022, total principal and accrued interest in the amount of $924,282 of principal and $450,216 of interest were partially exchanged into new convertible note and partially converted into shares of common stock resulting in carrying value of $0 as of December 31, 2022.

2018 Financings

During the year ended December 31, 2018, the Company entered into seventeen separate convertible notes agreements (the “2018 Convertible Notes)” in the aggregate principal amount of $537,500. The 2018 Convertible Notes each have a 2 year term, bear interest at 9.5% if paid in cash, 15% if paid in common stock, and are convertible into shares of common stock at a conversion price of $0.05 per share. In connection with the 2018 Convertible Notes, the Company issued a total of 10,750,000 warrants with an exercise price of $0.07 per share with a 5 year term. The Company allocated $33,384 to a debt discount based on the computed fair value of the convertible notes and warrants issued and classified the debt discount as a warrant liability due to the down round provision in the warrants. During the year ended December 31, 2018, the Company amortized $12,803 of debt discount resulting in an unamortized debt discount of $20,581 and carrying value of $516,919 at December 31, 2018. During the year ended December 31, 2019, the Company amortized $16,692 of debt discount resulting in an unamortized debt discount of $3,889 and carrying value of $533,611 as of December 31, 2019. During the year ended December 31, 2020, the Company fully amortized $3,889 of debt discount resulting in carrying value of $537,500 as of December 31, 2020. During the year ended December 31, 2021, principal in the amount of $25,000 was converted into 6,578,947 shares of common stock resulting in carrying value of $512,500 as of December 31, 2021. During the year ended December 31, 2022, total principal and accrued interest in the amount of $512,500 of principal and $219,603 of interest were partially exchanged into new convertible note and partially converted into shares of common stock resulting in carrying value of $0 as of December 31, 2022.

On November 20, 2018, two officers converted $436,500 accrued compensation into two convertible note agreements in the principal amount of $436,500 in exchange. The notes have a 2 year term, bear interest at 9.5% if paid in cash, 15% if paid in common stock, and are convertible into shares of common stock at a conversion price of $0.05 per share. As of December 31, 2021, the carrying value of the notes was $436,500. During the year ended December 31, 2022, total principal and accrued interest in the amount of $436,500 of principal and $160,161 of interest were partially exchanged into new convertible note and partially converted into shares of common stock resulting in carrying value of $0 as of December 31, 2022.

During the year ended December 31, 2018, the Company entered into three convertible notes agreements in the aggregate principal amount of $240,500 with a net proceed of $214,000. These notes had a 1-year term, and bear interest at 8%-12%. The notes are convertible into common stock at 60% to 61% multiplied by the lowest one to two trading price(s) during fifteen to twenty-five trading day period prior to the Conversion Date. The embedded conversion features were valued at $59,027, which were recorded as debt discount. In addition, the Company also recorded $26,500 as original debt discount. These notes were in default due to failure to comply with the reporting requirements of the Exchange Act, as the result, the Company recorded additional $120,250 penalty in principal as of December 31, 2018. During the year ended December 31, 2018, the Company amortized $21,382 of debt discount resulting in unamortized debt discount of $64,145 and carrying value of $296,605 at December 31, 2018. During the year ended December 31, 2019, the Company repaid $64,300 in principal and amortized $21,381 of debt discount, recorded $42,764 in accretion of debt discount, resulting in unamortized debt discount of $0 and carrying value of $296,450 at December 31, 2019. During the year ended December 31, 2020, total principal and accrued interest in the amount of $37,712 were converted into 9,924,132 shares of common stock resulting in carrying value of $281,250 as of December 31, 2020. During the year ended December 31, 2021, the Company repaid $206,250 in principal, $38,750 in accrued interest. Accrued interest in the amount of $31,860 was converted into 7,737,705 shares of common stock resulting in carrying value of $75,000 as of December 31, 2021. During the year ended December 31, 2022, the Company repaid $75,000 in principal resulting in carrying value of $0 as of December 31, 2022.

2019 Financings

On March 18, 2019, the Company issued a convertible promissory note for $85,250 with net proceeds of $75,000 to an investor with an 8.0% rate of interest and a one (1) year maturity. The Company has the option to pre-pay the note (principal and accrued interest) in cash within the 1st 90 days from issuance at a 25% premium, and 40% premium 91-180 days from the issuance date. Subsequent to 181 days, the Company shall have no right of prepayment and the holder may convert at a 40% discount to the prevailing market price. The note matured on December 11, 2019. The note is convertible into shares of common stock at the lesser of 1) lowest trading price of twenty-five days prior to March 18, 2019 or 2) 60% of lowest trading price of twenty-five days prior to the Conversion Day. The embedded conversion features were valued at $0 due to default. In addition, the Company also recorded $10,250 as original debt discount. These notes were in default due to failure to comply with the reporting requirements of the Exchange Act, as the result, the Company recorded additional $42,625 penalty in principal as of December 31, 2019. During the year ended December 31, 2019, the Company fully amortized $23,384 of debt discount. During the year ended December 31, 2020, accrued interest in the amount of $24,508 was converted into 13,426,091 shares of common stock resulting in carrying value of $127,875 as of December 31, 2020. During the year ended December 31, 2021, total principal of $85,250 and accrued interest in the amount of $18,623 were converted into 34,811,689 shares of common stock resulting in carrying value of $0 as of December 31, 2021.

On March 14, 2019, the Company converted accounts payable of approximately $105,000 payables into a convertible note agreement in the principal amount of $60,000, remaining balance of the amount owed was released and recorded as a settlement of liability. The note has a 2 year term, bears interest at 9.5% if paid in cash, 15% if paid in common stock, and is convertible into shares of common stock at a conversion price of $0.05 per share. The outstanding principal balance was $60,000 as of December 31, 2021. During the year ended December 31, 2022, total principal and accrued interest in the amount of $60,000 of principal and $20,188 of interest were converted into 26,690,624 shares of common stock resulting in carrying value of $0 as of December 31, 2022.

On April 1, 2019, The Company converted an aggregate amount of principal and accrued interest of Perkins promissory note in the amount of $321,824 and accounts payable of $10,000 into two convertible notes. Both Notes have a 2 year term, bear interest at 9.5% if paid in cash, 15% if paid in common stock, and are convertible into shares of common stock at a conversion price of $0.05 per share. The outstanding principal balance was $331,824 as of December 31, 2021. During the year ended December 31, 2022, total principal and accrued interest in the amount of $331,824 of principal and $110,331 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

On April 15, 2019, The Company converted an accrued payable of $108,572, which was used to purchase vending machine, into a convertible note. The note has a 2 year term, bear interest at 9.5% if paid in cash, 15% if paid in common stock, and are convertible into shares of common stock at a conversion price of $0.07 per share. The outstanding principal balance was $108,572 as of December 31, 2021. During the year ended December 31, 2022, total principal and accrued interest in the amount of $108,572 of principal and $35,670 of interest were converted into 36,259,135 shares of common stock resulting in carrying value of $0 as of December 31, 2022.

On May 30, 2019, the Company issued a series of convertible notes under a $250,000 revolving Senior Secured credit facility to an investor, for working capital purposes. The notes carry an interest rate of 9.5% and a two-year term. The notes are convertible into common stock at $0.07 per share and are redeemable after one-year at the company’s option. The notes also contain a 4.99% limitation of ownership on conversion. The investor had consented to higher draws on the facility in excess of the limit per the initial agreement. On April 15, 2020, the Company issued a convertible note in the amount of $206,231. The note has a 2 year term, bears interest of 9.5% if paid in cash, 15% if paid in common stock, and is convertible into shares of common stock at a conversion price of $0.05 per share. On December 24, 2020, the Company issued a convertible promissory note in the amount of $147,000. The note has a 2 year term, bears interest of 9.5% if paid in cash, 15% if paid in common stock, and is convertible into shares of common stock at a conversion price of $0.03 per share and is redeemable at the principal amount plus accrued unpaid interest after one year, at the Company’s option. As of December 31, 2021, $603,231 was drawn under these agreements. During the year ended December 31, 2022, total principal and accrued interest in the amount of $603,231 of principal and $143,166 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

During the year ended December 31, 2019, the Company entered into several convertible notes agreements in the amount of $68,000. The Notes have a 2 year term, bear interest at 9.5% if paid in cash, 15% if paid in common stock, and are convertible into shares of common stock at a conversion price of $0.07 per share. The outstanding principal balance was of $68,000 as of December 31, 2021. During the year ended December 31, 2022, total principal and accrued interest in the amount of $68,000 of principal and $21,470 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

During the year ended December 31, 2019, the Company entered into a convertible notes agreement in the amount of $50,000. The Note has a 6 month term, bears interest at 9.5% if paid in cash, 15% if paid in common stock, and is convertible into shares of common stock at a conversion price of $0.01 per share. In connection with the Note, the Company issued 10,000,000 warrants with an exercise price of $0.02 per share with a 5 year term. The outstanding balance was of $50,000 as of December 31, 2021. During the year ended December 31, 2022, total principal and accrued interest in the amount of $50,000 of principal and $14,250 of interest were converted into 15,639,868 shares of common stock resulting in carrying value of $0 as of December 31, 2022.

2020 Financings

During the year ended December 31, 2020, the Company entered into several convertible notes agreements in the amount of $73,118. The notes have a 2 year term, bear interest of 9.5% if paid in cash, 15% if paid in common stock, and are convertible into shares of common stock at a conversion price of $0.05 per share. The outstanding principal balance was $73,118 as of December 31, 2021. During the year ended December 31, 2022, total principal and accrued interest in the amount of $73,118 of principal and $14,522 of interest were partially exchanged into new convertible note and partially converted into shares of common stock resulting in carrying value of $0 as of December 31, 2022.

2021 Financings

During the nine months ended September 30, 2021, the Company entered into several convertible notes agreements in the amount of $365,000. The notes have a 2 year term, bear interest of 9.5% if paid in cash, 15% if paid in common stock, and are convertible into shares of common stock at a conversion price of $0.05 per share. The outstanding principal balance was $365,000 as of December 31, 2021. During the year ended December 31, 2022, total principal and accrued interest in the amount of $365,000 of principal and $54,986 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

On July 13, 2021, the Company issued a convertible note in the amount of $150,000. The note has a 3 year term, bears interest of 9.5% if paid in cash, 15% if paid in common stock, and is convertible into shares of common stock at a conversion price of $0.05 per share. The outstanding principal balance was $150,000 as of December 31, 2021. During the year ended December 31, 2022, total principal and accrued interest in the amount of $150,000 of principal and $17,377 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

On March 1, 2021, the Company issued a convertible note for deferred compensation in the principal amount of $94,600. The note bears interest at the rate of 9.5% per annum and is due and payable in two years. The note was convertible into shares of the Company’s common stock at $0.05 per share and was redeemable at the principal amount plus accrued unpaid interest after one year, at the Company’s option. During the year ended December 31, 2021, the Company fully repaid $94,600 in principal and recorded additional principal of $30,000 for deferred compensation under the same terms, resulting in carrying value of $30,000 at December 31, 2021. During the year ended December 31, 2022, the Company recorded additional principal of $16,667 and reclassified total principal of $46,667 to accrued expenses, resulting in carrying value of $0 as of December 31, 2022.

On October 14, 2021, the Company issued a convertible note in the amount of $20,000. The note has a 2 year term, bears interest of 9.5% if paid in cash, 15% if paid in common stock, and is convertible into shares of common stock at a conversion price of $0.03 per share. The outstanding principal balance was $20,000 as of December 31, 2021. During the year ended December 31, 2022, total principal and accrued interest in the amount of $20,000 of principal and $1,837 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

On November 2, 2021, the Company issued 2 convertible notes - $150,000, $100,000 - to fund an asset acquisition, continue funding operations and reconciling a debt. The notes bear interest at the rate of 9.5% per annum and are due and payable in two years. The notes are convertible into shares of the Company’s common stock at $0.03 per share and are redeemable at the principal amount plus accrued unpaid interest after one year, at the Company’s option. The notes also contain a 4.99% limitation on the investor’s beneficial ownership of the Company’s outstanding common stock upon conversion. The outstanding principal balance was $250,000 as of December 31, 2021. During the year ended December 31, 2022, total principal and accrued interest in the amount of $250,000 of principal and $21,705 of interest were partially exchanged into new convertible note and partially converted into shares of common stock resulting in carrying value of $0 as of December 31, 2022.

2022 Financings

During the nine months ended September 30, 2022, the Company entered into several convertible note agreements in the aggregate amount of $590,000. The $50,000 note has a 2 year term, bears interest of 9.5% if paid in cash, 15% if paid in common stock, and is convertible into shares of common stock at a conversion price of $0.03 per share. Other notes have a 1-year term, bear interest of 15%, and are convertible into shares of common stock at a conversion price of $0.01 per share. On December, 14, 2022, total principal and accrued interest in the amount of $590,000 of principal and $44,188 of interest were partially exchanged into new convertible note and partially converted into shares of common stock resulting in carrying value of $0 as of December 31, 2022.

On September, 1, 2022, the Company converted 2 promissory notes into 2 convertible notes in the aggregate amount of $256,349. The notes have 4 month term, bear interest of 7% and 10%, and are convertible into shares of common stock at a conversion price of $0.005 per share. On December, 14, 2022, total principal and accrued interest in the amount of $256,349 of principal and $1,675 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.

On December, 14, 2022, the Company issued 6 convertible notes in the aggregate amount of $8,503,850 in exchange of outstanding principal and accrued interest of existing promissory notes and convertible notes. Then, on December, 14, 2022, these convertible notes were converted into shares of common stock. In total, the Company converted principal of $6,627,686 and $589,150, and accrued interest of $2,359,341 and $372,803, into 2,868,067,227 and 259,950,714 shares of common stock during the years ended December 31, 2022 and 2021, respectively.

 Scheduled maturities of debt remaining as of December 31, 2022 for each respective fiscal year end are as follows:

2023	357,008
Total	$357,008

The following table reconciles, for the year ended December 31, 2022 and 2021, the beginning and ending balances for financial instruments related to the embedded conversion features that are recognized at fair value in the consolidated financial statements.

	Year Ended
	December 31, 2022	December 31, 2021
Balance of embedded derivative at the beginning of the period	$211,345	$3,083,255
Change in fair value of conversion features	(211,345)	(2,871,910)
Balance of embedded derivatives at the end of the period	$-	$211,345